Financial risk management, objective and policies - Liquidity risk (Details) - Liquidity risk - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Financial risk management, objective and policies
Carrying amount of financial liabilities	₨ 7,291,528	₨ 3,439,398
Undiscounted contractual cash flows	7,385,479	3,447,354
Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	7,017,332	3,411,860
Years 2 - 5
Financial risk management, objective and policies
Undiscounted contractual cash flows	368,149	35,494
Vehicle loan
Financial risk management, objective and policies
Carrying amount of financial liabilities	46,123	32,025
Undiscounted contractual cash flows	52,991	37,807
Vehicle loan | Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	17,624	11,913
Vehicle loan | Years 2 - 5
Financial risk management, objective and policies
Undiscounted contractual cash flows	35,367	25,894
Finance lease liabilities
Financial risk management, objective and policies
Carrying amount of financial liabilities	8,913	12,851
Undiscounted contractual cash flows	10,300	15,025
Finance lease liabilities | Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	5,819	5,425
Finance lease liabilities | Years 2 - 5
Financial risk management, objective and policies
Undiscounted contractual cash flows	4,481	9,600
Trade and other payables
Financial risk management, objective and policies
Carrying amount of financial liabilities	5,049,630	3,148,544
Undiscounted contractual cash flows	5,049,630	3,148,544
Trade and other payables | Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	5,049,630	3,148,544
Term Loan
Financial risk management, objective and policies
Carrying amount of financial liabilities	796,794
Undiscounted contractual cash flows	882,490
Term Loan | Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	554,189
Term Loan | Years 2 - 5
Financial risk management, objective and policies
Undiscounted contractual cash flows	328,301
Other current liabilities
Financial risk management, objective and policies
Carrying amount of financial liabilities	1,390,068	245,978
Undiscounted contractual cash flows	1,390,068	245,978
Other current liabilities | Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	₨ 1,390,068	₨ 245,978